S000001671 [Member] Investment Objectives and Goals - SFT Government Money Market Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary: SFT Government Money Market Fund
Objective [Heading]	SFT Government Money Market Fund: Investment Objective
Objective, Primary [Text Block]	The Fund seeks maximum current income to the extent consistent with liquidity and the preservation of capital.